Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2013	December 31, 2012

2012 Credit Agreement	$2,869,194	$2,659,340
Senior Notes	4,786,706	4,743,442
Euro Notes	45,579	51,951
European Investment Bank Agreements	189,070	324,334
Accounts receivable facility	199,000	162,000
Capital lease obligations	23,171	15,618
Other	131,144	163,802
Long-term debt and capital lease obligations	8,243,864	8,120,487
Less current maturities	(471,561)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,772,303	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,772,303	$7,841,914

2006 Senior Credit Agreement Table
	Maximum Amount Available September 30, 2013		Balance Outstanding September 30, 2013

Revolving Credit USD	$600,000	$600,000	$49,094	$49,094
Revolving Credit EUR	€500,000	$675,250	€200,000	$270,100
Term Loan A	$2,550,000	$2,550,000	$2,550,000	$2,550,000
		$3,825,250		$2,869,194

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340